Intangible assets - Summary of Sensitivity Analysis for Cash Generating Unit (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Sensitivity Analysis For Cash Generating Unit [line Items]
Plant load factor (PLF), if plant load factor is reduced by	7.41%	4.87%
Revised rate of weighted average cost of capital [member]
Disclosure Of Sensitivity Analysis For Cash Generating Unit [line Items]
Discount rate: (Pre-tax WACC)	11.89	12.27